Document And Entity Information	Oct. 18, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2024
Entity Registrant Name	Kintara Therapeutics, Inc.
Entity Central Index Key	0001498382
Entity Emerging Growth Company	false
Entity File Number	001-37823
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	99-0360497
Entity Address, Address Line One	10500 University Dr.
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33612
Current Fiscal Year End Date	--12-31
City Area Code	813
Local Phone Number	875-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	HURA
Security Exchange Name	NASDAQ
Former Address
Document Information [Line Items]
Entity Information, Former Legal or Registered Name	Kintara Therapeutics, Inc.
Entity Address, Address Line One	9920 Pacific Heights Blvd
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121